Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000258071 [Member]
Shareholder Report [Line Items]
Fund Name	Amplius Aggressive Asset Allocation ETF
Class Name	Amplius Aggressive Asset Allocation ETF
Trading Symbol	AAAA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Amplius Aggressive Asset Allocation ETF (the “Fund”) for the period of July 15, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.ampliusetfs.com. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.ampliusetfs.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.ampliusetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.34%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During this period, the Fund achieved a NAV return of 12.20%, underperforming the Solactive GBS Developed Markets All Cap USD Index, which rose 14.80%. AAAA maintained a neutral allocation of 80% equities and 20% fixed income, with a range of 60–100% equity exposure depending on market conditions. The Fund is also compared to a multi-asset benchmark, which returned 11.30% over the same period.
The Fund’s performance was driven by strategic allocation to international equities, as both developed and emerging markets outpaced U.S. equities since inception. Within U.S. equities, large-cap holdings contributed meaningfully, with mid- and small-cap positions providing incremental gains as well. Outperformance versus the multi-asset benchmark reflected the fund’s disciplined allocation, selective security choices, and overweighting to U.S. and international equities during the early months of its lifetime.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (7/15/2025)
Amplius Aggressive Asset Allocation ETF - NAV	12.20%
Solactive GBS Global Markets All Cap USD Index	14.52%
Amplius Aggressive Asset Allocation ETF Blended Index*	11.30%
Solactive US Aggregate Bond Index	4.28%
Solactive GBS United States All Cap Index	11.64%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index	17.43%
Solactive GBS Emerging Markets Large & Mid Cap Index	23.60%

The Solactive GBS Global Markets All Cap USD Index is provided as a broad measure of market performance. The Amplius Aggressive Asset Allocation ETF Blended Index is provided as a measure of the Fund’s investment strategy and universe.

*Amplius Aggressive Asset Allocation ETF Blended Index consists of 65% Solactive GBS United States All Cap Index, 20% Solactive US Aggregate Bond Index, 10% Solactive GBS Developed Markets ex North America Large & Mid Cap Index and 5% Solactive GBS Emerging Markets Large & Mid Cap Index.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.ampliusetfs.com for more recent performance information.

Performance Inception Date	Jul. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 250,966,873
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 618,245
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$250,966,873	Advisory Fees	$618,245
# of Portfolio Holdings	39	Fees Waived and/or Expenses Reimbursed	$(190,763)
Portfolio Turnover Rate*	50%	Net Advisory Fees Paid	$427,482
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
International ETFs	36.0%
Domestic ETFs	33.8%
Treasury ETFs	17.8%
Information Technology	4.4%
Financials	3.9%
Communication Services	1.5%
Health Care	1.3%
Consumer Discretionary	0.8%
Consumer Staples	0.2%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares Global 100 ETF	13.9%
iShares S&P 100 ETF	10.5%
Invesco QQQ Trust Series 1	10.4%
iShares 0-5 Year TIPS Bond ETF	8.9%
iShares 0-3 Month Treasury Bond ETF	8.9%
iShares Core MSCI EAFE ETF	7.4%
iShares Core MSCI Emerging Markets ETF	7.3%
iShares Core S&P Small-Cap ETF	5.3%
iShares Core S&P Mid-Cap ETF	5.3%
Vanguard Total World Stock ETF	3.3%